Shareholder Fees - FidelitySustainableCorePlusBondFund-RetailPRO	Oct. 30, 2023 USD ($)
FidelitySustainableCorePlusBondFund-RetailPRO | Fidelity Sustainable Core Plus Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none